Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 03, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2011
Global X Mexico Small-Cap ETF (Prospectus Summary) | Global X Mexico Small-Cap ETF | Global X Mexico Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEXS
Global X Fertilizers/Potash ETF (Prospectus Summary) | Global X Fertilizers/Potash ETF | Global X Fertilizers/Potash ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOIL
Global X Rare Earths ETF (Prospectus Summary) | Global X Rare Earths ETF | Global X Rare Earths ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERX
Global X Strategic Metals ETF (Prospectus Summary) | Global X Strategic Metals ETF | Global X Strategic Metals ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMX
Global X SuperDividend ETF (Prospectus Summary) | Global X SuperDividend ETF | Global X SuperDividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDIV
Global X Canada Preferred ETF (Prospectus Summary) | Global X Canada Preferred ETF | Global X Canada Preferred ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPF